UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom       February 14, 2013
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $2,202,581
                                       (thousands)


List of Other Included Managers: None


                                           FORM 13F INFORMATION TABLE
                                           Cedar Rock Capital Limited
                                                December 31, 2012

COLUMN 1                        COLUMN  2    COLUMN 3      COLUMN 4      LUMN 5             COLUMN 6   COLUMN 7        COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS     CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 ---------    ------       ---------  --------  ---------  ----------- --------- -----   ------- -----

AUTOMATIC DATA PROCESSING IN     COM         053015103    369,762    6,495,027 SH            SOLE      NONE    6,495,027
CLOROX CO DEL                    COM         189054109    223,875    3,057,570 SH            SOLE      NONE    3,057,570
DOMINOS PIZZA INC                COM         25754A201    246,967    5,670,894 SH            SOLE      NONE    5,670,894
DR PEPPER SNAPPLE GROUP INC      COM         26138E109    589,166   13,335,590 SH            SOLE      NONE   13,335,590
LEE ENTERPRISES INC              COM         523768109      3,926    3,444,202 SH            SOLE      NONE    3,444,202
PHILIP MORRIS INTL INC           COM         718172109    299,048    3,575,416 SH            SOLE      NONE    3,575,416
PROCTER & GAMBLE CO              COM         742718109    469,837    6,920,566 SH            SOLE      NONE    6,920,566



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